STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund

May 31, 2023 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.7%
Aerospace & Defense - .5%
The Boeing Company, Sr. Unscd. Notes	3.63	2/1/2031	6,000,000		5,428,292
Airlines - .6%
American Airlines Pass Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	3,690,044		3,214,883
Delta Air Lines Pass Through Trust, Ser. 2019-1, Cl. AA	3.20	4/25/2024	4,225,000		4,124,680
				7,339,563
Automobiles & Components - .2%
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.10	1/12/2032	3,100,000	[a]	2,500,836
Banks - 7.1%
Bank of America Corp., Jr. Sub. Notes, Ser. TT	6.13	4/27/2027	8,650,000	[a,b]	8,461,865
Barclays PLC, Sr. Unscd. Notes	7.33	11/2/2026	7,000,000		7,262,006
Citigroup, Inc., Sub. Notes	4.45	9/29/2027	5,100,000		4,903,511
Citigroup, Inc., Sub. Notes	6.17	5/25/2034	2,400,000		2,435,378
Credit Suisse Group AG, Sr. Unscd. Notes	1.31	2/2/2027	6,500,000	[a,c]	5,632,835
Credit Suisse Group AG, Sr. Unscd. Notes	2.59	9/11/2025	4,825,000	[c]	4,553,159
Deutsche Bank AG, Sr. Unscd. Notes	2.55	1/7/2028	8,490,000		7,388,828
HSBC Holdings PLC, Sr. Unscd. Notes	4.76	6/9/2028	6,000,000		5,821,731
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. II	4.00	4/1/2025	5,475,000	[b]	4,955,313
Morgan Stanley, Sr. Unscd. Notes	1.59	5/4/2027	8,000,000		7,198,363
NatWest Group PLC, Sr. Unscd. Notes	5.08	1/27/2030	5,500,000		5,339,187
Nordea Bank Abp, Jr. Sub. Notes	6.63	3/26/2026	4,280,000	[b,c]	4,028,873
Societe Generale SA, Sub. Notes	6.22	6/15/2033	8,000,000	[c]	7,462,610
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	8,000,000		8,546,074
				83,989,733
Beverage Products - .5%
Anheuser-Busch Companies LLC/Anheuser-Busch Inbev Worldwide, Inc., Gtd. Notes	4.90	2/1/2046	6,250,000		5,941,374
Chemicals - .4%
Celanese US Holdings LLC, Gtd. Notes	5.90	7/5/2024	4,785,000		4,780,819

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.7% (continued)
Consumer Discretionary - 1.0%
Warnermedia Holdings, Inc., Gtd. Notes	3.76	3/15/2027	7,185,000	[a]	6,735,771
Warnermedia Holdings, Inc., Gtd. Notes	4.28	3/15/2032	6,225,000		5,441,751
				12,177,522
Diversified Financials - 3.0%
Aercap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	2.45	10/29/2026	6,500,000		5,799,611
Aircastle Ltd., Sr. Unscd. Notes	2.85	1/26/2028	9,500,000	[c]	8,130,839
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	6,000,000		5,004,640
BlackRock TCP Capital Corp., Sr. Unscd. Notes	2.85	2/9/2026	3,800,000		3,401,049
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	6,890,000		5,628,883
Blue Owl Finance LLC, Gtd. Notes	4.13	10/7/2051	7,650,000	[c]	4,669,504
Owl Rock Capital Corp., Sr. Unscd. Notes	2.63	1/15/2027	2,500,000		2,116,395
				34,750,921
Electronic Components - .4%
Jabil, Inc., Sr. Unscd. Notes	3.60	1/15/2030	5,500,000		4,904,615
Energy - 2.4%
Boardwalk Pipelines LP, Gtd. Notes	3.60	9/1/2032	3,825,000		3,264,138
BP Capital Markets America, Inc., Gtd. Notes	2.72	1/12/2032	6,485,000		5,532,095
Diamondback Energy, Inc., Gtd. Notes	3.13	3/24/2031	4,800,000		4,094,437
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	3,375,000		3,442,429
Marathon Petroleum Corp., Sr. Unscd. Notes	3.80	4/1/2028	4,825,000		4,537,497
Sabine Pass Liquefaction LLC, Sr. Scd. Notes	4.50	5/15/2030	4,000,000		3,784,345
TransCanada PipeLines Ltd., Sr. Unscd. Notes	2.50	10/12/2031	4,825,000		3,894,978
				28,549,919
Food Products - .4%
The Kroger Company, Sr. Unscd. Notes	1.70	1/15/2031	6,500,000	[a]	5,126,354
Foreign Governmental - .3%
Province of Quebec, Unscd. Bonds	0.60	7/23/2025	4,000,000		3,688,630
Health Care - 2.0%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	6,000,000		5,448,543
Amgen, Inc., Sr. Unscd. Notes	5.60	3/2/2043	3,350,000		3,321,207
Amgen, Inc., Sr. Unscd. Notes	5.65	6/15/2042	1,605,000		1,605,179
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	7,250,000		6,710,237

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.7% (continued)
Health Care - 2.0% (continued)
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.65	5/19/2030	6,520,000	6,531,237
				23,616,403
Industrial - .3%
LBJ Infrastructure Group, Sr. Scd. Bonds	3.80	12/31/2057	5,000,000	[c] 3,272,957
Information Technology - .4%
Oracle Corp., Sr. Unscd. Notes	3.90	5/15/2035	4,790,000	4,106,083
Insurance - .6%
MetLife, Inc., Jr. Sub. Bonds, Ser. G	3.85	9/15/2025	1,900,000	[a,b] 1,768,788
Prudential Financial, Inc., Sr. Unscd. Notes	4.35	2/25/2050	6,375,000	5,347,223
				7,116,011
Internet Software & Services - 1.5%
Amazon.com, Inc., Sr. Unscd. Notes	1.65	5/12/2028	7,000,000	[a] 6,176,317
eBay, Inc., Sr. Unscd. Notes	1.90	3/11/2025	5,500,000	5,201,481
Meta Platforms, Inc., Sr. Unscd. Notes	4.45	8/15/2052	7,700,000	6,520,702
				17,898,500
Media - .4%
Comcast Corp., Gtd. Notes	5.35	11/15/2027	5,120,000	5,269,120
Metals & Mining - .6%
Glencore Funding LLC, Gtd. Notes	2.63	9/23/2031	4,775,000	[c] 3,847,346
Nucor Corp., Sr. Unscd. Notes	4.30	5/23/2027	2,875,000	2,821,726
				6,669,072
Municipal Securities - 1.0%
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	3.49	6/1/2036	3,000,000	2,427,416
New York City, GO, Refunding, Ser. D	1.92	8/1/2031	3,825,000	3,117,010
Port Authority of New York & New Jersey, Revenue Bonds, Ser. AAA	1.09	7/1/2023	4,755,000	4,736,351
Sales Tax Securitization Corp., Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	3.41	1/1/2043	2,000,000	1,570,607
				11,851,384
Real Estate - 1.2%
Alexandria Real Estate Equities, Inc., Gtd. Notes	2.95	3/15/2034	4,775,000	3,801,212
American Homes 4 Rent LP, Sr. Unscd. Notes	4.90	2/15/2029	2,885,000	2,777,125
Prologis LP, Sr. Unscd. Notes	2.25	1/15/2032	2,825,000	2,299,359
Prologis LP, Sr. Unscd. Notes	4.75	6/15/2033	1,900,000	1,859,413

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.7% (continued)
Real Estate - 1.2% (continued)
Simon Property Group LP, Sr. Unscd. Notes	2.65	2/1/2032	4,000,000		3,253,351
				13,990,460
Retailing - .8%
McDonald's Corp., Sr. Unscd. Notes	4.60	9/9/2032	4,800,000	[a]	4,783,847
The Home Depot, Inc., Sr. Unscd. Notes	1.38	3/15/2031	5,595,000		4,431,332
				9,215,179
Semiconductors & Semiconductor Equipment - 1.9%
Broadcom, Inc., Gtd. Notes	2.45	2/15/2031	4,000,000	[c]	3,232,003
Broadcom, Inc., Sr. Unscd. Notes	3.19	11/15/2036	6,000,000	[c]	4,493,794
Foundry JV Holdco LLC, Sr. Scd. Notes	5.88	1/25/2034	5,275,000	[c]	5,216,692
Microchip Technology, Inc., Sr. Unscd. Notes	0.97	2/15/2024	3,000,000		2,897,444
Microchip Technology, Inc., Sr. Unscd. Notes	0.98	9/1/2024	2,000,000		1,884,597
NXP BV/NXP Funding LLC, Gtd. Notes	5.35	3/1/2026	4,500,000		4,502,981
				22,227,511
Technology Hardware & Equipment - .3%
Dell International LLC/EMC Corp., Gtd. Notes	3.38	12/15/2041	4,800,000	[c]	3,320,898
Telecommunication Services - 1.4%
AT&T, Inc., Sr. Unscd. Notes	4.55	3/9/2049	7,000,000		5,896,516
T-Mobile USA, Inc., Gtd. Notes	3.00	2/15/2041	6,675,000		4,826,403
Verizon Communications, Inc., Sr. Unscd. Notes	2.99	10/30/2056	8,498,000		5,254,281
				15,977,200
Transportation - .4%
J.B. Hunt Transport Services, Inc., Gtd. Notes	3.88	3/1/2026	5,000,000		4,866,122
U.S. Government Agencies Collateralized Municipal-Backed Securities - .4%
Government National Mortgage Association, Ser. 2012-135, Cl. AE	1.83	12/16/2052	5,760,054		4,848,341
U.S. Government Agencies Mortgage-Backed - 27.0%
Federal Home Loan Mortgage Corp.:
1.50%, 10/1/2050			5,613,787	[d]	4,255,562
2.00%, 8/1/2041-2/1/2052			39,629,577	[d]	32,365,831
2.50%, 12/1/2035-12/1/2051			50,784,271	[d]	44,774,662
3.00%, 1/1/2052			7,962,230	[d]	7,074,702
3.50%, 1/1/2052			7,269,200	[d]	6,684,065
4.00%, 1/1/2052			9,735,367	[d]	9,212,401
5.00%, 8/1/2049-11/1/2052			9,289,199	[d]	9,221,786

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.7% (continued)
U.S. Government Agencies Mortgage-Backed - 27.0% (continued)
5.50%, 1/1/2053-4/1/2053			20,413,800	[d]	20,439,597
Federal National Mortgage Association:
1.50%, 1/1/2042			5,663,683	[d]	4,621,800
2.00%, 10/1/2050-1/1/2052			46,909,457	[d]	38,780,554
2.50%, 6/1/2051-11/1/2051			27,658,102	[d]	23,601,258
3.00%, 1/1/2035-1/1/2052			18,749,619	[d]	17,201,003
3.50%, 3/1/2052			12,702,055	[d]	11,692,088
4.00%, 4/1/2052-6/1/2052			15,459,484	[d]	14,622,187
4.50%, 3/1/2050-10/1/2052			15,319,605	[d]	14,909,809
5.00%, 6/1/2052			5,323,798	[d]	5,252,482
Government National Mortgage Association II:
2.00%, 8/20/2051-9/20/2051			8,948,646		7,329,256
2.50%, 5/20/2051			11,647,544		9,856,194
3.00%, 6/20/2050-11/20/2051			15,022,173		13,536,549
3.50%, 1/20/2052			5,684,553		5,275,599
4.00%, 2/20/2051-6/20/2051			8,672,750		8,112,127
4.50%, 7/20/2052			8,785,048		8,546,210
				317,365,722
U.S. Treasury Securities - 41.7%
U.S. Treasury Bonds	2.25	2/15/2052	7,745,000		5,588,199
U.S. Treasury Bonds	2.88	5/15/2052	2,750,000		2,277,988
U.S. Treasury Bonds	3.00	8/15/2052	18,500,000	[a]	15,728,975
U.S. Treasury Bonds	3.63	2/15/2053	12,500,000		12,009,766
U.S. Treasury Bonds	3.88	2/15/2043	19,900,000		19,539,312
U.S. Treasury Bonds	4.00	11/15/2052	22,940,000		23,588,772
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	6,247,650	[e]	5,927,132
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.50	1/15/2028	9,789,280	[e]	9,265,873
U.S. Treasury Notes	0.25	6/15/2024	16,000,000		15,210,769
U.S. Treasury Notes	0.75	4/30/2026	11,315,000		10,296,871
U.S. Treasury Notes	0.88	1/31/2024	15,195,000	[a]	14,758,029
U.S. Treasury Notes	1.63	8/15/2029	16,810,000		14,888,669
U.S. Treasury Notes	1.75	12/31/2026	12,225,000		11,340,598
U.S. Treasury Notes	2.38	5/15/2027	18,300,000	[a]	17,289,568
U.S. Treasury Notes	2.50	5/31/2024	17,500,000		17,040,081
U.S. Treasury Notes	2.50	3/31/2027	19,500,000		18,525,381
U.S. Treasury Notes	2.50	1/31/2024	3,250,000	[a]	3,191,832
U.S. Treasury Notes	2.50	2/28/2026	15,000,000		14,384,473
U.S. Treasury Notes	2.63	7/31/2029	12,790,000		12,004,614
U.S. Treasury Notes	2.63	1/31/2026	14,500,000	[a]	13,955,967

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.7% (continued)
U.S. Treasury Securities - 41.7% (continued)
U.S. Treasury Notes	2.75	8/15/2032	11,840,000		11,012,125
U.S. Treasury Notes	2.88	4/30/2029	15,965,000		15,214,146
U.S. Treasury Notes	2.88	5/15/2032	9,700,000		9,127,094
U.S. Treasury Notes	3.00	7/31/2024	10,490,000		10,249,877
U.S. Treasury Notes	3.13	11/15/2028	1,685,000		1,630,402
U.S. Treasury Notes	3.25	6/30/2029	25,750,000		25,037,852
U.S. Treasury Notes	3.25	6/30/2027	12,615,000		12,311,698
U.S. Treasury Notes	3.38	5/15/2033	14,500,000	[a]	14,190,742
U.S. Treasury Notes	3.50	1/31/2028	5,265,000		5,194,560
U.S. Treasury Notes	3.50	1/31/2030	9,295,000	[a]	9,169,735
U.S. Treasury Notes	3.50	2/15/2033	23,500,000		23,224,609
U.S. Treasury Notes	3.50	4/30/2030	10,000,000		9,875,000
U.S. Treasury Notes	3.63	3/31/2030	18,750,000		18,656,250
U.S. Treasury Notes	3.75	5/31/2030	7,000,000		7,021,875
U.S. Treasury Notes	4.00	2/28/2030	13,000,000		13,210,234
U.S. Treasury Notes	4.00	2/29/2028	4,200,000		4,237,652
U.S. Treasury Notes	4.13	11/15/2032	9,435,000		9,786,601
U.S. Treasury Notes	4.25	12/31/2024	10,000,000		9,928,711
U.S. Treasury Notes	4.50	11/15/2025	3,950,000		3,976,308
U.S. Treasury Notes	4.50	11/30/2024	10,000,000		9,959,766
U.S. Treasury Notes	4.63	2/28/2025	10,345,000		10,352,072
				490,180,178
Total Bonds and Notes (cost $1,248,157,026)			1,160,969,719

Preferred Stocks - .5%
Telecommunication Services - .5%
AT&T, Inc., Ser. A (cost $6,500,000)	5.00		260,000		5,769,400
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $11,157,503)	5.19		11,157,503	[f]	11,157,503

Investment of Cash Collateral for Securities Loaned - 1.6%
Registered Investment Companies - 1.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $18,972,806)	5.19		18,972,806	[f]	18,972,806
Total Investments (cost $1,284,787,335)			101.8%	1,196,869,428

Liabilities, Less Cash and Receivables	(1.8%)	(20,851,788)
Net Assets	100.0%	1,176,017,640

GO—General Obligation

a Security, or portion thereof, on loan. At May 31, 2023, the value of the fund’s securities on loan was $93,583,353 and the value of the collateral was $96,504,306, consisting of cash collateral of $18,972,806 and U.S. Government & Agency securities valued at $77,531,500. In addition, the value of collateral may include pending sales that are also on loan.

b Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2023, these securities were valued at $57,861,510 or 4.92% of net assets.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund

May 31, 2023 (Unaudited)

The following is a summary of the inputs used as of May 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds	-	333,035,464	-	333,035,464
Equity Securities - Preferred Stocks	5,769,400	-	-	5,769,400
Foreign Governmental	-	3,688,630	-	3,688,630
Investment Companies	30,130,309	-	-	30,130,309
Municipal Securities	-	11,851,384	-	11,851,384
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	4,848,341	-	4,848,341
U.S. Government Agencies Mortgage-Backed	-	317,365,722	-	317,365,722
U.S. Treasury Securities	-	490,180,178	-	490,180,178

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills)financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2023, accumulated net unrealized depreciation on investments was $87,917,907, consisting of $3,115,853 gross unrealized appreciation and $91,033,760 gross unrealized depreciation.

At May 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.